Leases - Operating Lease Right-of-use Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease right-of-use assets	$ 18,661	$ 20,274	$ 24,282
Operating lease liabilities, current	5,998	6,876	4,084
Operating lease liabilities, non-current	17,241	18,098	20,963
Total lease liabilities	$ 23,239	$ 24,974	$ 25,047